CONDENSED BALANCE SHEET (Parenthetical) (Detail) (HKD)	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00	1
Ordinary Shares, Shares issued	58,364,924	57,440,895
Ordinary Shares, Shares outstanding	58,364,924	57,440,895
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00	1
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00
Ordinary Shares, Shares issued	58,364,924	57,440,895
Ordinary Shares, Shares outstanding	58,364,924	57,440,895
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1.00	1.00
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650